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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Equity Dividend Fund
ING Growth Opportunities Fund
ING MidCap Opportunities Fund
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of August 31, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Consumer Discretionary: 7.3%
112,600	American Eagle Outfitters	$1,246,482	1.1
111,700	Comcast Corp. — Class A	2,402,667	2.2
47,800	Garmin Ltd.	1,602,734	1.4
115,082	Regal Entertainment Group	1,504,122	1.3
95,300	Staples, Inc.	1,404,722	1.3
		8,160,727	7.3
	Consumer Staples: 9.1%
59,200	Altria Group, Inc.	1,609,648	1.4
14,600	Kimberly-Clark Corp.	1,009,736	0.9
35,200	Molson Coors Brewing Co.	1,540,000	1.4
59,200	Procter & Gamble Co.	3,769,856	3.4
43,300	Wal-Mart Stores, Inc.	2,303,993	2.0
		10,233,233	9.1
	Energy: 13.3%
33,300	Arch Coal, Inc.	676,323	0.6
49,700	Chevron Corp.	4,915,827	4.4
42,600	ConocoPhillips	2,899,782	2.6
19,000	Diamond Offshore Drilling	1,210,870	1.1
39,300	ExxonMobil Corp.	2,909,772	2.6
74,958	Pengrowth Energy Corp.	865,765	0.7
21,700	Royal Dutch Shell PLC - Class A ADR	1,454,985	1.3
		14,933,324	13.3
	Financials: 24.8%
57,400	AllianceBernstein Holding LP	972,930	0.9
25,200	Ameriprise Financial, Inc.	1,151,640	1.0
39,800	Axis Capital Holdings Ltd.	1,140,668	1.0
24,100	Bank of Hawaii Corp.	1,001,837	0.9
57,500	BB&T Corp.	1,281,675	1.2
93,300	Blackstone Group LP	1,279,143	1.2
51,900	Citigroup, Inc.	1,611,495	1.4
18,300	Cullen/Frost Bankers, Inc.	933,117	0.8
27,600	Entertainment Properties Trust	1,162,788	1.0
107,700	First Niagara Financial Group, Inc.	1,158,852	1.0
106,600	JPMorgan Chase & Co.	4,003,896	3.6
129,900	MFA Mortgage Investments, Inc.	972,951	0.9
113,400	People’s United Financial, Inc.	1,332,450	1.2
26,900	Prudential Financial, Inc.	1,350,649	1.2
29,000	Sun Life Financial, Inc.	785,929	0.7
27,100	Travelers Cos., Inc.	1,367,466	1.2
63,200	US Bancorp.	1,466,872	1.3
52,400	Weingarten Realty Investors	1,276,988	1.1
87,000	Wells Fargo & Co.	2,270,700	2.0
64,100	XL Group PLC	1,333,921	1.2
		27,855,967	24.8
	Health Care: 12.2%
43,800	Cardinal Health, Inc.	1,861,500	1.6
46,100	Johnson & Johnson	3,033,380	2.7
19,500	Medtronic, Inc.	683,865	0.6
107,500	Merck & Co., Inc.	3,560,400	3.2
242,000	Pfizer, Inc.	4,593,160	4.1
		13,732,305	12.2
	Industrials: 5.9%
267,200	General Electric Co.	4,358,032	3.9
31,600	Harsco Corp.	722,376	0.7
36,000	Tyco International Ltd.	1,496,880	1.3
		6,577,288	5.9
	Information Technology: 7.3%
147,400	Cisco Systems, Inc.	2,311,232	2.1
103,200	Intel Corp.	2,077,416	1.8
89,100	Microsoft Corp.	2,370,060	2.1
82,600	Seagate Technology, Inc.	956,508	0.9
79,100	United Online, Inc.	428,722	0.4
		8,143,938	7.3
	Materials: 2.2%
19,800	EI Du Pont de Nemours & Co.	955,746	0.9
45,800	Sonoco Products Co.	1,446,822	1.3
		2,402,568	2.2
	Telecommunications: 5.9%
118,600	AT&T, Inc.	3,377,728	3.0
65,488	CenturyTel, Inc.	2,367,391	2.1
24,300	Verizon Communications, Inc.	878,931	0.8
		6,624,050	5.9
	Utilities: 8.0%
51,100	American Electric Power Co., Inc.	1,973,993	1.7
68,200	CenterPoint Energy, Inc.	1,364,682	1.2
26,200	DTE Energy Co.	1,324,672	1.2
25,600	Entergy Corp.	1,669,376	1.5
80,400	Great Plains Energy, Inc.	1,571,820	1.4
28,000	Laclede Group, Inc.	1,111,600	1.0
—	NV Energy, Inc.	—	—
		9,016,143	8.0
	Total Common Stock
	(Cost $102,957,964)	107,679,543	96.0

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of August 31, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
2,627,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $2,627,000)	$2,627,000	2.3

	Total Short-Term Investments
	(Cost $2,627,000)	2,627,000	2.3

	Total Investments in Securities (Cost $105,584,964)*	$110,306,543	98.3
	Assets in Excess of Other Liabilities	1,884,560	1.7
	Net Assets	$112,191,103	100.0

ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $106,731,540.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,651,622
	Gross Unrealized Depreciation	(4,076,619)
	Net Unrealized appreciation	$3,575,003

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$107,679,543	$—	$—	$107,679,543
Short-Term Investments	2,627,000	—	—	2,627,000
Total Investments, at value	$110,306,543	$—	$—	$110,306,543

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 16.0%
25,599	@	Bed Bath & Beyond, Inc.	$1,455,559	2.2
11,510		Coach, Inc.	647,092	1.0
59,660		Comcast Corp. — Class A	1,283,287	2.0
36,810	@	DIRECTV	1,618,536	2.5
24,580		Harley-Davidson, Inc.	950,263	1.4
23,740		McDonald’s Corp.	2,147,520	3.3
2,720	@	Priceline.com, Inc.	1,461,347	2.2
12,380		Ross Stores, Inc.	947,380	1.4
			10,510,984	16.0
		Consumer Staples: 11.7%
43,610		Coca-Cola Enterprises, Inc.	1,204,508	1.8
6,300		Herbalife Ltd.	351,540	0.5
18,000		Hershey Co.	1,055,700	1.6
6,850		Lorillard, Inc.	763,227	1.2
29,787		Philip Morris International, Inc.	2,064,835	3.1
27,987		Wal-Mart Stores, Inc.	1,489,188	2.3
12,292		Whole Foods Market, Inc.	811,641	1.2
			7,740,639	11.7
		Energy: 9.9%
9,690		ConocoPhillips	659,598	1.0
49,390		ExxonMobil Corp.	3,656,836	5.6
12,950		Halliburton Co.	574,591	0.9
11,260		Murphy Oil Corp.	603,311	0.9
15,240		National Oilwell Varco, Inc.	1,007,669	1.5
			6,502,005	9.9
		Financials: 3.6%
19,840		American Express Co.	986,246	1.5
4,810		Blackrock, Inc.	792,448	1.2
41,753		Blackstone Group LP	572,434	0.9
			2,351,128	3.6
		Health Care: 14.0%
9,260	@	Biogen Idec, Inc.	872,292	1.3
24,260		Cardinal Health, Inc.	1,031,050	1.6
12,180		Cooper Cos., Inc.	916,788	1.4
21,750		Covidien PLC	1,134,915	1.7
56,776	@	Healthsouth Corp.	1,214,439	1.8
28,870		Johnson & Johnson	1,899,646	2.9
20,200		St. Jude Medical, Inc.	919,908	1.4
18,440	@	Watson Pharmaceuticals, Inc.	1,237,693	1.9
			9,226,731	14.0
		Industrials: 8.8%
32,368		Danaher Corp.	1,482,778	2.2
10,680		Dover Corp.	614,314	0.9
15,214		Roper Industries, Inc.	1,170,717	1.8
15,400		Tyco International Ltd.	640,332	1.0
17,180		United Technologies Corp.	1,275,615	1.9
18,550		Waste Connections, Inc.	641,644	1.0
			5,825,400	8.8
		Information Technology: 29.9%
18,240	@	Adobe Systems, Inc.	460,378	0.7
19,100		Analog Devices, Inc.	630,682	1.0
12,134	@	Apple, Inc.	4,669,527	7.1
18,760	@	BMC Software, Inc.	761,843	1.2
23,480		Broadcom Corp.	837,062	1.3
11,310	@	Check Point Software Technologies	615,716	0.9
12,330	@	Citrix Systems, Inc.	745,102	1.1
2,860	@	Google, Inc. - Class A	1,547,146	2.3
17,490	@	Intuit, Inc.	862,782	1.3
41,430	@	Marvell Technology Group Ltd.	544,804	0.8
18,500	@	Micros Systems, Inc.	881,710	1.3
96,626		Microsoft Corp.	2,570,252	3.9
22,090	@	NetApp, Inc.	831,026	1.3
36,953		Oracle Corp.	1,037,271	1.6
34,350		Qualcomm, Inc.	1,767,651	2.7
29,360		Xilinx, Inc.	914,270	1.4
			19,677,222	29.9
		Materials: 5.1%
12,800		Albemarle Corp.	649,088	1.0
23,050		Monsanto Co.	1,588,836	2.4
17,320		Sigma-Aldrich Corp.	1,115,235	1.7
			3,353,159	5.1
		Total Common Stock
		(Cost $54,637,197)	65,187,268	99.0
SHORT-TERM INVESTMENTS: 1.4%
		Securities Lending Collateral(cc): 0.2%
193,818	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)
		(Cost $193,818)	155,055	0.2

		Mutual Funds: 1.2%
760,700		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $760,700)	760,700	1.2

		Total Short-Term Investments
		(Cost $954,518)	915,755	1.4

		Total Investments in Securities (Cost $55,591,715)*	$66,103,023	100.4
		Liabilities in Excess of Other Assets	(232,082)	(0.4)
		Net Assets	$65,870,941	100.0

@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2011 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $56,606,330.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,849,382
	Gross Unrealized Depreciation	(3,352,689)
	Net Unrealized appreciation	$9,496,693

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$65,187,268	$—	$—	$65,187,268
Short-Term Investments	760,700	—	155,055	915,755
Total Investments, at value	$65,947,968	$—	$155,055	$66,103,023

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Short-Term Investments	$155,055	$—	$—	$—	$—	$—	$—	$—	$155,055
Total Investments, at value	$155,055	$—	$—	$—	$—	$—	$—	$—	$155,055

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 18.2%
97,750		Abercrombie & Fitch Co.	$6,217,878	1.1
251,710	@	Bed Bath & Beyond, Inc.	14,312,231	2.6
104,770		Coach, Inc.	5,890,169	1.1
356,270		Foot Locker, Inc.	7,435,355	1.4
305,020		Harley-Davidson, Inc.	11,792,073	2.2
484,950		International Game Technology	7,400,337	1.4
104,529	@	Liberty Media Corp. - Starz	7,198,912	1.3
349,500		Macy’s, Inc.	9,069,525	1.7
15,140	@, L	NetFlix, Inc.	3,558,051	0.6
384,130	L	Regal Entertainment Group	5,020,579	0.9
144,060		Ross Stores, Inc.	11,024,192	2.0
48,200		Weight Watchers International, Inc.	2,917,064	0.5
243,418		Wyndham Worldwide Corp.	7,906,217	1.4
			99,742,583	18.2
		Consumer Staples: 7.5%
374,540		Coca-Cola Enterprises, Inc.	10,344,795	1.9
74,950		Herbalife Ltd.	4,182,210	0.7
159,080		Hershey Co.	9,330,042	1.7
63,920		Lorillard, Inc.	7,121,966	1.3
156,204		Whole Foods Market, Inc.	10,314,150	1.9
			41,293,163	7.5
		Energy: 9.1%
172,280	@	Cameron International Corp.	8,951,669	1.6
312,910	@	McMoRan Exploration Co.	4,027,152	0.7
90,870		Murphy Oil Corp.	4,868,815	0.9
404,653	@, L	Precision Drilling Corp.	5,628,723	1.0
216,310	L	Range Resources Corp.	14,008,236	2.6
118,790	@	Unit Corp.	5,665,095	1.0
145,630	@	Whiting Petroleum Corp.	6,860,629	1.3
			50,010,319	9.1
		Financials: 8.3%
99,070	L	Digital Realty Trust, Inc.	5,919,432	1.1
432,150		Fifth Third Bancorp.	4,589,433	0.8
54,940	@	IntercontinentalExchange, Inc.	6,480,173	1.2
64,640		Jones Lang LaSalle, Inc.	4,325,062	0.8
199,876		Lazard Ltd.	5,830,383	1.1
156,790		Marsh & McLennan Cos., Inc.	4,659,799	0.8
134,900		T. Rowe Price Group, Inc.	7,214,452	1.3
237,070		UDR, Inc.	6,332,140	1.2
			45,350,874	8.3
		Health Care: 15.5%
116,760	@	Agilent Technologies, Inc.	4,304,941	0.8
75,450		AmerisourceBergen Corp.	2,986,311	0.6
206,390		Cardinal Health, Inc.	8,771,575	1.6
97,330		Cooper Cos., Inc.	7,326,029	1.3
441,620	@	Healthsouth Corp.	9,446,252	1.7
171,940	@	Impax Laboratories, Inc.	3,382,060	0.6
128,920	@	Laboratory Corp. of America Holdings	10,768,688	2.0
115,690	L	Medicis Pharmaceutical Corp.	4,500,341	0.8
147,150		Pall Corp.	7,523,779	1.4
175,510		St. Jude Medical, Inc.	7,992,725	1.5
105,280	@	Waters Corp.	8,408,714	1.5
141,952	@	Watson Pharmaceuticals, Inc.	9,527,818	1.7
			84,939,233	15.5
		Industrials: 12.5%
113,260		Acuity Brands, Inc.	5,214,490	1.0
154,750		Dover Corp.	8,901,220	1.6
144,400		Equifax, Inc.	4,668,452	0.9
91,923		Gardner Denver, Inc.	7,242,613	1.3
68,670		Nordson Corp.	3,014,613	0.5
87,730		Regal-Beloit Corp.	5,157,647	0.9
108,694		Roper Industries, Inc.	8,364,003	1.5
100,730	@	TransDigm Group, Inc.	9,253,058	1.7
149,460	@	Verisk Analytics, Inc.	5,207,186	1.0
78,590	@	WABCO Holdings, Inc.	3,666,224	0.7
217,840		Waste Connections, Inc.	7,535,086	1.4
			68,224,592	12.5
		Information Technology: 19.4%
107,920	@, L	Adobe Systems, Inc.	2,723,901	0.5
270,630		Analog Devices, Inc.	8,936,203	1.6
201,780	@	BMC Software, Inc.	8,194,286	1.5
192,370		Broadcom Corp.	6,857,990	1.2
120,600	@	Check Point Software Technologies	6,565,464	1.2
146,213	@	Citrix Systems, Inc.	8,835,651	1.6
230,160	@	Intuit, Inc.	11,353,793	2.1
155,400	@	Lam Research Corp.	5,774,664	1.1
426,100	@	Marvell Technology Group Ltd.	5,603,215	1.0
181,990	@	Micros Systems, Inc.	8,673,643	1.6
119,500	@, L	NetApp, Inc.	4,495,590	0.8
375,580	@, L	QLogic Corp.	5,246,853	1.0
67,200	@	Riverbed Technolgoy, Inc.	1,665,216	0.3
225,190	L	VeriSign, Inc.	7,014,668	1.3
528,790		Western Union Co.	8,735,611	1.6
169,940	L	Xilinx, Inc.	5,291,932	1.0
			105,968,680	19.4
		Materials: 6.1%
150,020		Albemarle Corp.	7,607,514	1.4
71,120		Cliffs Natural Resources, Inc.	5,892,292	1.1
68,490		Ecolab, Inc.	3,671,064	0.7
220,790		Packaging Corp. of America	5,597,026	1.0
166,250		Sigma-Aldrich Corp.	10,704,838	1.9
			33,472,734	6.1

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: 1.4%
196,190	@	SBA Communications Corp.	$7,414,020	1.4

		Total Common Stock
		(Cost $513,194,371)	536,416,198	98.0
SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateral(cc): 3.1%
16,295,449		BNY Mellon Overnight Government Fund(1)	16,295,449	3.0
719,261	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	575,409	0.1
		Total Securities Lending Collateral
		(Cost $17,014,709)	16,870,858	3.1

		Mutual Funds: 1.5%
8,145,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $8,145,000)	8,145,000	1.5

		Total Short-Term Investments
		(Cost $25,159,709)	25,015,858	4.6

		Total Investments in Securities (Cost $538,354,080)*	$561,432,056	102.6
		Liabilities in Excess of Other Assets	(14,458,677)	(2.6)
		Net Assets	$546,973,379	100.0

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $539,064,118.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$50,031,495
		Gross Unrealized Depreciation	(27,663,557)
		Net Unrealized appreciation	$22,367,938

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$536,416,198	$—	$—	$536,416,198
Short-Term Investments	24,440,449	—	575,409	25,015,858
Total Investments, at value	$560,856,647	$—	$575,409	$561,432,056

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Short-Term Investments	$575,409	$—	$—	$—	$—	$—	$—	$—	$575,409
Total Investments, at value	$575,409	$—	$—	$—	$—	$—	$—	$—	$575,409

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 0.6%
96,700		Starwood Hotels & Resorts Worldwide, Inc.	$4,308,952	0.6

		Financials: 97.8%
123,570		Alexandria Real Estate Equities, Inc.	8,997,132	1.2
279,100		American Campus Communities, Inc.	10,887,691	1.4
528,200		Apartment Investment & Management Co.	14,034,274	1.9
268,100		Associated Estates Realty Corp.	4,745,370	0.6
246,969		AvalonBay Communities, Inc.	33,681,632	4.4
400,500		Boston Properties, Inc.	41,768,145	5.5
367,900		BRE Properties, Inc.	18,490,654	2.4
296,100		Brookfield Properties Co.	4,968,558	0.7
407,000		Colonial Properties Trust	8,555,140	1.1
700,200		Developers Diversified Realty Corp.	8,675,478	1.1
115,600		Digital Realty Trust, Inc.	6,907,100	0.9
397,500		Douglas Emmett, Inc.	7,170,900	0.9
185,800		Equity Lifestyle Properties, Inc.	12,805,336	1.7
841,600		Equity Residential	51,489,088	6.8
169,900		Federal Realty Investment Trust	15,384,445	2.0
1,409,142		General Growth Properties, Inc.	19,220,697	2.5
798,600		HCP, Inc.	29,771,808	3.9
532,900		Health Care Real Estate Investment Trust, Inc.	27,156,584	3.6
266,100		Highwoods Properties, Inc.	8,717,436	1.2
1,905,155		Host Hotels & Resorts, Inc.	22,537,984	3.0
331,015		Hudson Pacific Properties, Inc.	4,611,039	0.6
307,700		Kilroy Realty Corp.	10,994,121	1.5
1,132,123		Kimco Realty Corp.	20,038,577	2.6
448,800		LaSalle Hotel Properties	8,437,440	1.1
502,900		Liberty Property Trust	17,068,426	2.3
498,625		Macerich Co.	24,452,570	3.2
272,581		Pebblebrook Hotel Trust	4,380,377	0.6
1,295,602		ProLogis, Inc.	35,279,242	4.7
284,902		Public Storage, Inc.	35,250,924	4.6
109,500		Regency Centers Corp.	4,517,970	0.6
725,159		Simon Property Group, Inc.	85,206,183	11.2
279,600		SL Green Realty Corp.	20,198,304	2.7
249,200		Tanger Factory Outlet Centers, Inc.	7,009,996	0.9
235,900		Taubman Centers, Inc.	13,594,917	1.8
746,004		UDR, Inc.	19,925,767	2.6
525,778		U-Store-It Trust	5,646,856	0.7
569,157		Ventas, Inc.	30,438,516	4.0
466,064		Vornado Realty Trust	40,039,558	5.3
			743,056,235	97.8
		Total Common Stock (Cost $478,341,482)	747,365,187	98.4
SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.8%
13,536,551		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $13,536,551)	13,536,551	1.8
		Total Short-Term Investments (Cost $13,536,551)	13,536,551	1.8
		Total Investments in Securities (Cost $491,878,033)*	$760,901,738	100.2
		Liabilities in Excess of Other Assets	(1,282,211)	(0.2)
		Net Assets	$759,619,527	100.0
	*	Cost for federal income tax purposes is $605,104,645.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$276,587,491
		Gross Unrealized Depreciation	(120,790,398)
		Net Unrealized appreciation	$155,797,093

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$747,365,187	$—	$—	$747,365,187
Short-Term Investments	13,536,551	—	—	13,536,551
Total Investments, at value	$760,901,738	$—	$—	$760,901,738

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 15.1%
27,416		Arbitron, Inc.	$1,029,471	1.0
22,014	@	Arctic Cat, Inc.	345,180	0.3
13,500	@	Bally Technologies, Inc.	423,630	0.4
11,100	@, L	Childrens Place Retail Stores, Inc.	476,412	0.4
51,996		Cinemark Holdings, Inc.	1,089,316	1.0
37,890	@	Collective Brands, Inc.	511,136	0.5
56,711		Cooper Tire & Rubber Co.	687,904	0.6
25,600		Finish Line	514,560	0.5
13,900		Gildan Activewear, Inc.	375,856	0.4
30,277	@	Hibbett Sporting Goods, Inc.	1,134,176	1.0
30,600	@, L	Imax Corp.	536,418	0.5
30,400	@	Jack in the Box, Inc.	631,408	0.6
29,619	@, L	Life Time Fitness, Inc.	1,135,592	1.0
35,276	@	LKQ Corp.	903,066	0.8
33,356	@, L	Lumber Liquidators	505,010	0.5
19,800		Monro Muffler, Inc.	782,694	0.7
75,373	@	OfficeMax, Inc.	472,589	0.4
25,800	L	PF Chang’s China Bistro, Inc.	777,612	0.7
32,855		Pool Corp.	851,930	0.8
61,100	@	Sally Beauty Holdings, Inc.	1,032,590	1.0
138,500	@	Smith & Wesson Holding Corp.	452,895	0.4
14,003	@	Steiner Leisure Ltd.	558,580	0.5
11,100	@, L	Talbots, Inc.	32,634	0.0
36,531	@	Wet Seal, Inc.	184,116	0.2
28,400		Wyndham Worldwide Corp.	922,432	0.9
			16,367,207	15.1
		Consumer Staples: 2.0%
19,900		Casey’s General Stores, Inc.	895,500	0.8
11,700		Diamond Foods, Inc.	922,662	0.9
19,850		Flowers Foods, Inc.	378,143	0.3
			2,196,305	2.0
		Energy: 7.7%
22,100	@	Bill Barrett Corp.	1,059,695	1.0
20,000	@, L	C&J Energy Services, Inc.	522,800	0.5
34,500	@	Carrizo Oil & Gas, Inc.	1,035,690	0.9
18,123	@	Dril-Quip, Inc.	1,172,558	1.1
8,700		HollyFrontier Corp.	624,312	0.6
30,200	@	Key Energy Services, Inc.	434,578	0.4
84,800	@	McMoRan Exploration Co.	1,091,376	1.0
14,600	@	Rosetta Resources, Inc.	670,870	0.6
15,300	@	Swift Energy Co.	472,005	0.4
11,700	@	Unit Corp.	557,973	0.5
19,900		World Fuel Services Corp.	739,086	0.7
			8,380,943	7.7
		Financials: 8.1%
5,900	@	Affiliated Managers Group, Inc.	514,244	0.5
46,680	@	DFC Global Corp.	1,030,228	1.0
9,800	L	Digital Realty Trust, Inc.	585,550	0.5
25,437	@	Ezcorp, Inc.	853,411	0.8
177,234		Hersha Hospitality Trust	657,538	0.6
15,267	@	Portfolio Recovery Associates, Inc.	1,116,476	1.0
19,000	@	Signature Bank	1,056,590	1.0
17,977	@	Stifel Financial Corp.	540,748	0.5
20,600	@	SVB Financial Group	949,248	0.9
52,000		Tanger Factory Outlet Centers, Inc.	1,462,760	1.3
			8,766,793	8.1
		Health Care: 18.8%
15,000	@	Acorda Therapeutics, Inc.	390,750	0.4
18,100	@	Affymetrix, Inc.	101,360	0.1
31,100	@	Anthera Pharmaceuticals, Inc.	174,471	0.2
19,400	@	Auxilium Pharmaceuticals, Inc.	329,994	0.3
14,000	@	BioMarin Pharmaceuticals, Inc.	414,190	0.4
3,809	@	Bio-Rad Laboratories, Inc.	382,195	0.3
36,434	@	Centene Corp.	1,161,880	1.1
20,600		Chemed Corp.	1,195,830	1.1
15,200	@	Cubist Pharmaceuticals, Inc.	527,288	0.5
14,733	@	Haemonetics Corp.	920,960	0.8
49,944	@	Healthsouth Corp.	1,068,302	1.0
9,904	@	Impax Laboratories, Inc.	194,812	0.2
35,500	@, L	Incyte Corp.	570,485	0.5
16,500	@	InterMune, Inc.	443,850	0.4
14,936	@	IPC The Hospitalist Co., Inc.	598,934	0.5
20,500	@	Luminex Corp.	472,115	0.4
24,300	@	MedAssets, Inc.	277,749	0.3
23,900	@	Medicines Co.	348,462	0.3
12,440	@	Mednax, Inc.	812,456	0.7
33,607		Meridian Bioscience, Inc.	621,729	0.6
31,825	@	Merit Medical Systems, Inc.	463,054	0.4
23,300	@, L	Momenta Pharmaceuticals, Inc.	394,236	0.4
57,822	@	Nektar Therapeutics	331,031	0.3
12,874	@	Neogen Corp.	446,985	0.4
12,843	@	Omnicell, Inc.	200,864	0.2
17,304	@, L	OncoGenex Pharmaceutical, Inc.	206,610	0.2
22,300	@	Onyx Pharmaceuticals, Inc.	758,869	0.7
55,900	@, L	Optimer Pharmaceuticals, Inc.	556,205	0.5
30,600		Owens & Minor, Inc.	900,864	0.8
31,500	@, L	PSS World Medical, Inc.	742,770	0.7

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
17,000	@	Salix Pharmaceuticals Ltd.	$517,650	0.5
50,862	@, L	Savient Pharmaceuticals, Inc.	218,707	0.2
13,100	@, L	Seattle Genetics, Inc.	227,809	0.2
10,729	@	SonoSite, Inc.	312,858	0.3
25,700		Steris Corp.	827,026	0.8
25,200	@	Thoratec Corp.	863,352	0.8
18,390		Universal Health Services, Inc.	765,024	0.7
22,193	@	Vanda Pharmaceuticals, Inc.	134,489	0.1
69,322	@	Vical, Inc.	251,639	0.2
36,000	@, L	Vivus, Inc.	300,240	0.3
			20,428,094	18.8
		Industrials: 17.8%
46,516		Actuant Corp.	934,041	0.9
29,308		Acuity Brands, Inc.	1,349,340	1.2
5,679	@	Advisory Board Co.	353,120	0.3
15,585	@	Allegiant Travel Co.	731,716	0.7
20,792	@	Clean Harbors, Inc.	1,120,065	1.0
17,484	@	EnPro Industries, Inc.	678,729	0.6
26,900	@	Genesee & Wyoming, Inc.	1,397,186	1.3
33,900	@	Geo Group, Inc.	727,833	0.7
26,057		Gorman-Rupp Co.	760,865	0.7
66,700		Healthcare Services Group	1,045,856	1.0
42,600	@	Hexcel Corp.	978,522	0.9
66,600		Knight Transportation, Inc.	1,008,990	0.9
14,900		Regal-Beloit Corp.	875,971	0.8
30,738		Simpson Manufacturing Co., Inc.	873,881	0.8
43,205	@	SYKES Enterprises, Inc.	676,158	0.6
17,700	@	Teledyne Technologies, Inc.	966,243	0.9
18,500		Toro Co.	1,009,545	0.9
34,600	@	TrueBlue, Inc.	486,130	0.5
26,566		Waste Connections, Inc.	918,918	0.8
19,300		Watsco, Inc.	1,151,245	1.1
41,500		Woodward Governor Co.	1,345,430	1.2
			19,389,784	17.8
		Information Technology: 23.3%
36,700		Adtran, Inc.	1,139,902	1.0
51,385	@	Advanced Energy Industries, Inc.	513,336	0.5
20,294	@	Ansys, Inc.	1,095,470	1.0
14,300	@	Ariba, Inc.	387,959	0.4
42,400	@, L	Aruba Networks, Inc.	904,392	0.8
68,300	@	Aspen Technology, Inc.	1,146,757	1.0
37,286		Blackbaud, Inc.	933,641	0.9
9,200	@, L	Blackboard, Inc.	388,332	0.4
16,000		Cognex Corp.	512,000	0.5
29,266	@	Concur Technologies, Inc.	1,223,904	1.1
32,108	@	DealerTrack Holdings, Inc.	601,062	0.5
53,538	@	Formfactor, Inc.	422,415	0.4
31,200	@	Fortinet, Inc.	596,856	0.5
16,400	@	Informatica Corp.	685,192	0.6
133,700	@, L	Integrated Device Technology, Inc.	756,742	0.7
23,400	@	LogMeIn, Inc.	731,250	0.7
23,933	@, L	Meru Networks, Inc.	218,748	0.2
20,200	@	Micros Systems, Inc.	962,732	0.9
31,200		MKS Instruments, Inc.	724,464	0.7
39,600	@	Monolithic Power Systems, Inc.	500,148	0.5
17,200	@	Multi-Fineline Electronix, Inc.	327,316	0.3
29,970		National Instruments Corp.	762,137	0.7
16,700	@	Netlogic Microsystems, Inc.	501,334	0.5
33,600	@	Netscout Systems, Inc.	463,680	0.4
69,900	@	Parametric Technology Corp.	1,258,200	1.2
24,338	@	Plexus Corp.	646,904	0.6
35,400	@	Polycom, Inc.	842,520	0.8
31,500	@	Quest Software, Inc.	542,745	0.5
33,100	@	Riverbed Technolgoy, Inc.	820,218	0.7
40,300	@	Semtech Corp.	859,599	0.8
33,200	@	SolarWinds, Inc.	822,364	0.8
51,800	@	SuccessFactors, Inc.	1,210,048	1.1
31,100	@, L	Synaptics, Inc.	759,773	0.7
39,600	@	Taleo Corp.	1,022,076	0.9
			25,284,216	23.3
		Materials: 3.0%
22,400		Buckeye Technologies, Inc.	609,056	0.6
55,000		Commercial Metals Co.	646,250	0.6
30,700		HB Fuller Co.	680,619	0.6
12,987		Minerals Technologies, Inc.	753,376	0.7
36,500		Worthington Industries	593,125	0.5
			3,282,426	3.0
		Telecommunication Services: 1.2%
57,296		Alaska Communications Systems Group, Inc.	435,450	0.4
23,700	@	SBA Communications Corp.	895,623	0.8
			1,331,073	1.2
		Utilities: 0.4%
10,482		Unisource Energy Corp.	396,849	0.4
		Total Common Stock
		(Cost $102,697,711)	105,823,690	97.4

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.6%
7,903		iShares Russell 2000 Growth Index Fund	$656,739	0.6
		Total Exchange-Traded Funds
		(Cost $752,459)	656,739	0.6
		Total Long-Term Investments
		(Cost $103,450,170)	106,480,429	98.0
SHORT-TERM INVESTMENTS: 8.9%
		Securities Lending Collateral(cc): 7.6%
8,022,884		BNY Mellon Overnight Government Fund(1)	8,022,884	7.4
362,920	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	290,336	0.2
		Total Securities Lending Collateral
		(Cost $8,385,804)	8,313,220	7.6

		Repurchase Agreement: 1.3%
1,383,000

Morgan Stanley Repurchase Agreement dated 08/31/11, 0.0401%, due 09/01/11, $1,383,002 to be received upon repurchase (Collateralized by $1,399,922 Federal National Mortgage Association, 0.75%, Market Value plus accrued interest $1,410,661, due 12/18/13)

		(Cost $1,383,000)	1,383,000	1.3
		Total Short-Term Investments
		(Cost $9,768,804)	9,696,220	8.9
		Total Investments in Securities (Cost $113,218,974)*	$116,176,649	106.9
		Liabilities in Excess of Other Assets	(7,489,767)	(6.9)
		Net Assets	$108,686,882	100.0

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $115,507,556.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$11,130,456
		Gross Unrealized Depreciation	(10,461,363)
		Net Unrealized appreciation	$669,093

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$105,823,690	$—	$—	$105,823,690
Exchange-Traded Funds	656,739	—	—	656,739
Short-Term Investments	8,022,884	1,383,000	290,336	9,696,220
Total Investments, at value	$114,503,313	$1,383,000	$290,336	$116,176,649

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Short-Term Investments	$290,336	$—	$—	$—	$—	$—	$—	$—	$290,336
Total Investments, at value	$290,336	$—	$—	$—	$—	$—	$—	$—	$290,336

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 87.1%
		Consumer Discretionary: 2.4%
875,000		Best Buy Co., Inc.	$22,391,250	2.4

		Consumer Staples: 6.2%
218,526		Cresud SACIF y A ADR	3,087,772	0.3
570,000	@	Dean Foods Co.	4,924,800	0.5
829,800		Kroger Co.	19,550,088	2.1
570,000		Wal-Mart Stores, Inc.	30,329,700	3.3
			57,892,360	6.2
		Energy: 11.3%
696,000		Arch Coal, Inc.	14,135,760	1.5
1,534,100		Cameco Corp.	35,652,484	3.8
434,000		Chesapeake Energy Corp.	14,057,260	1.5
117,000		Consol Energy, Inc.	5,342,220	0.6
240,200		Hess Corp.	14,253,468	1.5
681,266		Nexen, Inc.	14,545,029	1.5
97,995		Petrobras Argentina SA ADR	1,679,635	0.2
270,200	L	Statoil ASA ADR	6,509,118	0.7
			106,174,974	11.3
		Financials: 7.2%
811,000	@	American International Group, Inc.	20,542,630	2.2
276,240		Axis Capital Holdings Ltd.	7,917,038	0.8
237,659		CNA Financial Corp.	5,801,256	0.6
147,000		Endurance Specialty Holdings Ltd.	5,315,520	0.6
274,201		MS&AD Insurance Group Holdings ADR	3,208,152	0.3
1,456,000		Old Republic International Corp.	14,472,640	1.6
2,890,000	@	Sumitomo Mitsui Trust Holdings, Inc. ADR	9,797,100	1.1
			67,054,336	7.2
		Health Care: 7.4%
378,000		Aetna, Inc.	15,131,340	1.6
1,260,000		Eli Lilly & Co.	47,262,600	5.0
213,000	@	Forest Laboratories, Inc.	7,293,120	0.8
			69,687,060	7.4
		Industrials: 8.4%
137,280	@	AGCO Corp.	5,881,075	0.6
158,500		Alliant Techsystems, Inc.	10,059,995	1.1
1,105,000		East Japan Railway Co. ADR	11,016,850	1.2
72,000		Japan Steel Works Ltd./The ADR	4,656,240	0.5
245,800		Lockheed Martin Corp.	18,235,902	1.9
633,000	@	Shaw Group, Inc.	14,755,230	1.6
752,000		Skywest, Inc.	9,588,000	1.0
46,000		Union Pacific Corp.	4,239,820	0.5
			78,433,112	8.4
		Information Technology: 9.5%
665,000		Cisco Systems, Inc.	10,427,200	1.1
314,700		Computer Sciences Corp.	9,648,702	1.0
551,000	@	Ingram Micro, Inc.	9,829,840	1.1
1,495,000		Microsoft Corp.	39,767,000	4.3
197,000	@	Tech Data Corp.	9,274,760	1.0
326,000	@	Western Digital Corp.	9,613,740	1.0
			88,561,242	9.5
		Materials: 20.5%
122,000		AngloGold Ashanti Ltd ADR	5,472,920	0.6
790,000		Barrick Gold Corp.	40,092,500	4.3
116,776	@	Georgia Gulf Corp.	2,474,484	0.3
239,300	@	Geovic Mining Corp.	69,397	0.0
552,700		Gold Fields Ltd. ADR	9,158,239	1.0
1,851,500		Kinross Gold Corp.	32,012,435	3.4
568,700		Newcrest Mining Ltd. ADR	24,340,360	2.6
614,776		Newmont Mining Corp.	38,497,273	4.1
1,480,000	@, L	Novagold Resources, Inc.	15,244,000	1.6
6,970,238	@	Polyus Gold International Ltd GDR	24,395,833	2.6
			191,757,441	20.5
		Telecommunication Services: 3.2%
420,000		KT Corp. ADR	7,177,800	0.8
290,000		SK Telecom Co., Ltd. ADR	4,663,200	0.5
178,700		TELUS Corp.	9,353,158	1.0
749,950	@	Turkcell Iletisim Hizmet AS ADR ADR	8,444,437	0.9
			29,638,595	3.2
		Utilities: 11.0%
832,700		Ameren Corp.	25,197,502	2.7
1,815,300		EDF SA ADR	11,037,024	1.2
935,000	L	Centrais Eletricas Brasileiras SA ADR	12,594,450	1.3
733,700		Exelon Corp.	31,637,144	3.4
975,000		Korea Electric Power Corp. ADR	10,247,250	1.1
162,000	L, X	Mirant Corp.	—	—
2,882,900	L	Federal Hydrogenerating Co. JSC ADR	12,566,561	1.3
			103,279,931	11.0
		Total Common Stock
		(Cost $767,168,013)	814,870,301	87.1
PREFERRED STOCK: 2.4%
		Health Care: 1.4%
305,200	P	Omnicare, Inc.	13,206,004	1.4

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Information Technology: 1.0%
9,900	P	Lucent Technologies Capital Trust I	$9,058,500	1.0
		Total Preferred Stock
		(Cost $19,424,656)	22,264,504	2.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.6%
	: 0.5%
$3,852,000	JetBlue Airways Corp., 6.750%, 10/15/39	$4,689,810	0.5

	Energy: 1.0%
1,817,000	Gold Reserve, Inc., 5.500%, 06/15/22	1,474,041	0.1
1,306,000	Goodrich Petroleum Corp., 5.000%, 10/01/29	1,226,008	0.1
11,743,000	USEC, Inc., 3.000%, 10/01/14	7,133,872	0.8
		9,833,921	1.0
	Health Care: 1.9%
18,376,000	Amgen, Inc., 0.375%, 02/01/13	18,146,300	1.9

	Information Technology: 1.2%
11,435,000	Alcatel-Lucent USA, Inc., 2.875%, 06/15/25	10,934,719	1.2
	Total Corporate Bonds/Notes
	(Cost $46,579,512)	43,604,750	4.6
	Total Long-Term Investments
	(Cost $833,172,181)	880,739,555	94.1

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
		Securities Lending Collateral(cc): 1.7%
15,171,757		BNY Mellon Overnight Government Fund(1)	$15,171,757	1.6
562,670	R	BNY Institutional Cash Reserves Fund, SeriesB(1)(2)	450,136	0.1
		Total Securities Lending Collateral
		(Cost $15,734,428)	15,621,893	1.7
		Mutual Funds: 4.0%
37,378,699		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $37,378,699)	37,378,700	4.0
		Total Short-Term Investments
		(Cost $53,113,127)	53,000,593	5.7
		Total Investments in Securities (Cost $886,285,308)*	$933,740,148	99.8
		Assets in Excess of Other Liabilities	2,045,237	0.2
		Net Assets	$935,785,385	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at August31, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (SeriesB) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $893,016,336.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$86,799,649
		Gross Unrealized Depreciation	(46,075,837)
		Net Unrealized appreciation	$40,723,812

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$22,391,250	$—	$—	$22,391,250
Consumer Staples	57,892,360	—	—	57,892,360
Energy	106,174,974	—	—	106,174,974
Financials	67,054,336	—	—	67,054,336
Health Care	69,687,060	—	—	69,687,060
Industrials	78,433,112	—	—	78,433,112
Information Technology	88,561,242	—	—	88,561,242
Materials	191,757,441	—	—	191,757,441
Telecommunication Services	29,638,595	—	—	29,638,595
Utilities	103,279,931	—	—	103,279,931
Total Common Stock	814,870,301	—	—	814,870,301
Preferred Stock	—	22,264,504	—	22,264,504
Corporate Bonds/Notes	—	43,604,750	—	43,604,750
Short-Term Investments	52,550,457	—	450,136	53,000,593
Total Investments, at value	$867,420,758	$65,869,254	$450,136	$933,740,148

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Short-Term Investments	$450,136	$—	$—	$—	$—	$—	$—	$—	$450,136
Total Investments, at value	$450,136	$—	$—	$—	$—	$—	$—	$—	$450,136

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 21, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 21, 2011